Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Acquired		¥ 46,522	¥ 72,466	¥ 42,933
Impairment		0	0	0
Other (net)	[1]	(33,383)	(10,412)	(15,486)
Goodwill, Gross		448,066	434,927	381,581	¥ 354,134
Accumulated impairment losses		(4,248)	(4,248)	(12,956)	(12,956)
Goodwill		443,818	430,679	368,625	341,178
Corporate Financial Services
Goodwill [Line Items]
Acquired		1,299	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		57,502	56,203	56,203	56,203
Accumulated impairment losses		(837)	(837)	(837)	(837)
Goodwill		56,665	55,366	55,366	55,366
Maintenance Leasing
Goodwill [Line Items]
Acquired		0	0	9,258
Impairment		0	0	0
Other (net)	[1]	0	(270)	0
Goodwill, Gross		9,270	9,270	9,540	282
Accumulated impairment losses		0	0	0	0
Goodwill		9,270	9,270	9,540	282
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	(111)	(7,231)	83
Goodwill, Gross		16,272	16,383	32,322	32,239
Accumulated impairment losses		0	0	(8,708)	(8,708)
Goodwill		16,272	16,383	23,614	23,531
Investment and Operation Segment
Goodwill [Line Items]
Acquired		26,705	27,569	13,517
Impairment		0	0	0
Other (net)	[1]	(22,172)	34	(20,756)
Goodwill, Gross		93,750	89,217	61,614	68,853
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		93,711	89,178	61,575	68,814
Retail
Goodwill [Line Items]
Acquired		672	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		16,096	15,424	15,424	15,424
Accumulated impairment losses		0	0	0	0
Goodwill		16,096	15,424	15,424	15,424
Overseas Business Segment
Goodwill [Line Items]
Acquired		17,846	44,897	20,158
Impairment		0	0	0
Other (net)	[1]	(11,100)	(2,945)	5,187
Goodwill, Gross		255,176	248,430	206,478	181,133
Accumulated impairment losses		(3,372)	(3,372)	(3,372)	(3,372)
Goodwill		¥ 251,804	¥ 245,058	¥ 203,106	¥ 177,761

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.